TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred taxes are included in the consolidated balance sheets, as follows:
Long term assets	$ 18,455	$ 4,127
Long term liabilities	$ (25)	$ (580)